CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 44,843	$ 37,143	$ 164,957	$ 139,396
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue	13,877	12,277	54,575	48,817
Commissions			974	2,056
Marketing			4,628	4,908
Selling, general, and administrative	23,085	15,103	165,502	49,054
Income from operations	7,881	9,763	(60,722)	34,561
Other income (expense) net :
Interest expense	(2,426)	(359)	(5,091)	(1,673)
Loss from change in fair value of warrant liability	(1,618)		5,127
Loss from change in fair value of earnout liability	(25,410)		61,770
Loss from extinguishment of debt			(445)
Other income	773	10	1,073	17
Total other expense, net	(28,681)	(349)	62,434	(1,656)
Income (loss) before provision for income taxes	(20,800)	9,414	1,712	32,905
Income tax expense	630	64	388	286
Net income (loss)	(21,430)	9,350	1,324	32,619
Less: Net loss attributable to noncontrolling interest	(14,625)		2,293
Net loss attributable to biote Corp. stockholders	(6,805)		(969)
Other comprehensive income:
Foreign currency translation adjustments		6	(1)	(17)
Other comprehensive income (loss)		6	(1)	(17)
Comprehensive income (loss)	$ (21,430)	9,356	$ 1,323	32,602
Net loss per common share
Basic	$ (0.39)		$ (0.12)
Diluted	$ (0.39)		$ (0.12)
Weighted average common shares outstanding
Basic	17,585,045		8,059,371
Diluted	17,585,045		8,059,371
Product Revenue
Revenue
Total revenue	$ 44,155	36,758	$ 163,133	137,598
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue	13,027	11,657	51,990	46,298
Service Revenue
Revenue
Total revenue	688	385	1,824	1,798
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue	$ 850	$ 620	$ 2,585	$ 2,519